Subsequent event	12 Months Ended
Dec. 31, 2015
Subsequent Events [Abstract]
Subsequent Events [Text Block]
(28)	Subsequent event

On May 12, 2016, the Company failed to repay its medium-term note due in the amount of RMB1.4 billion. The Company is in negotiation with the note holders for the repayment schedule of the medium-term notes (see note 2(a)).